Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3,6)	Average Compensation Actually Paid to Non-CEO NEOs(4,6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Loss
2023	$830,000	$830,000	$1,258,567	$1,204,455	$50.42	$89,934,244
2022	$1,769,100	$1,769,100	$1,600,615	$1,011,777	$64.59	$54,108,708
2021	$572,100	$572,100	$527,899	$587,233	$273.09	$51,415,508

Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO, Richard Palmer, in the Summary Compensation Table for fiscal years 2023, 2022 and 2021.The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2023, 2022 and 2021.
PEO Total Compensation Amount	$ 830,000	$ 1,769,100	$ 572,100
PEO Actually Paid Compensation Amount	$ 830,000	1,769,100	572,100
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Palmer during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2023	$830,000	$—	$—	$—	$—	$—	$830,000
2022	$1,769,100	$—	$—	$—	$—	$—	$1,769,100
2021	$572,100	$—	$—	$—	$—	$—	$572,100
(1)Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 1,258,567	1,600,615	527,899
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,204,455	1,011,777	587,233
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2023, 2022 and 2021, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non- CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2023	$1,258,567	$(113,400)	$101,813	$(76,931)	$56,250	$(21,845)	$1,204,455
2022	$1,600,615	$(754,250)	$265,616	$(58,541)	$—	$(41,663)	$1,011,777
2021	$527,899	$(172,500)	$122,625	$73,310	$—	$35,899	$587,233
(1)Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return	Our “total shareholder return,” as set forth in the above table, during the three-year period ended December 31, 2023 decreased by 49.6% compared to (a) an increase in “compensation actually paid” to our CEO from $572,100 in 2021 to $830,000 in 2023 and (b) an increase in average “compensation actually paid” to our non-CEO NEOs from $587,233 in 2021 to $1,204,455 in 2023.
Compensation Actually Paid vs. Net Income	In addition, our net loss during the three-year period ended December 31, 2023 increased by 69.7%, from $51,415,508 in 2021 to $89,934,244 in 2023 compared to the aforementioned changes in “compensation actually paid” to our CEO and non-CEO NEOs., from
Total Shareholder Return Amount	$ 50.42	64.59	273.09
Net Income (Loss)	$ 89,934,244	54,108,708	51,415,508
PEO Name	Richard Palmer
Additional 402(v) Disclosure	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our Common Stock at a price per share equal to the closing price of our Common Stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our Common Stock on the last trading day in the applicable fiscal year. For 2023, the closing price of our common stock on December 31, 2023 was $0.89 and the closing price of our Common Stock on December 31, 2022 was $1.14. For 2022, the closing price of our Common Stock on December 31, 2022 was $1.14 and the closing price of our Common Stock on December 31, 2021 was $4.82. For 2021, the closing price of our Common Stock on December 31, 2020 was $1.765 and the closing price of our Common Stock on December 31, 2021 was $4.82.(6)For the year ended December 31, 2023, Noah Verleun and Antonio D'Amico were our other NEOs reflected in the pay versus performance table. For the years ended December 31, 2022 and 2021, Noah Verleun and Ralph Goehring were our other NEOs reflected in the pay versus performance table.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,400)	(754,250)	(172,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,813	265,616	122,625
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,931)	(58,541)	73,310
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,250	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,845)	$ (41,663)	$ 35,899